Inventory	3 Months Ended
May 03, 2014
Inventory Disclosure [Abstract]
Inventory

Note 8. Inventory

Inventories of continuing operations consist of the following (in thousands):

	May 3, 2014	February 1, 2014
Finished goods	$31,850	$32,946
Work in process	—	98
Raw materials	—	912

Total inventories, net	$31,850	$33,956